FINANCIAL ASSETS AND LIABILITIES - Summary of the opening value of derivative debt and non-debt derivative financial instruments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ (1,139,180)	R$ 3,656,765
Derivative financial instruments on debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,228,928)	3,633,381
Non-debt derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ 89,748	R$ 23,384